Payroll and social securities payable - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Social security payable	$ 1,075	$ 1,209
Non-current payroll and social security liabilities	1,075	1,209	[1]
Current
Salaries payable	2,774	3,290
Social security payable	2,827	3,025
Provision for vacations	6,866	8,808
Provision for bonuses	10,866	10,085
Current payroll and social security liabilities	23,333	25,208
Total payroll and social security liabilities	$ 24,408	$ 26,417

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.